TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

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Transamerica Stock Index

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Stock Index (the “fund”) under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Investment Adviser of S&P 500 Index Master Portfolio: BlackRock Fund Advisors
Portfolio Managers of S&P 500 Index Master Portfolio: Portfolio Managers:
Jennifer Hsui, CFA	Portfolio Manager	since May 2016
Suzanne Henige, CFA*	Portfolio Manager	since May 2020
Paul Whitehead	Portfolio Manager	since January 2022

  * On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the fund.

Effective immediately, the following replaces the information in the Prospectus for Transamerica Stock Index under the section entitled “Shareholder Information – Portfolio Managers for the Underlying Portfolio”:

Name	Sub-Adviser	Positions Over Past Five Years
Jennifer Hsui, CFA	BlackRock Fund Advisors	Portfolio Manager of the Underlying Portfolio since 2016; Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009
Suzanne Henige, CFA*	BlackRock Fund Advisors	Portfolio Manager of the Underlying Portfolio since 2020; Director of BlackRock, Inc. from 2016 to 2021. Managing Director of BlackRock, Inc. since 2022
Paul Whitehead	BlackRock Fund Advisors	Portfolio Manager of the Underlying Portfolio since 2022; Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2009 to 2010; Principal of Barclays Global Investors (“BGI”) from 2002 to 2009

  * On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the fund.

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Effective immediately, the following replaces the corresponding information in the Statement of Additional Information for Transamerica Stock Index under the section in Appendix C entitled “Portfolio Managers”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Jennifer Hsui, CFA	329	$2.09 trillion	58	$85.23 billion	44	$41.79 billion

Suzanne Henige, CFA*	73	$168.8 billion	6	$5.13 billion	0	$0

Paul Whitehead	0	$0	0	$0	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Jennifer Hsui, CFA	0	$0	0	$0	0	$0

Suzanne Henige, CFA*	0	$0	0	$0	0	$0

Paul Whitehead	0	$0	0	$0	0	$0

* On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the fund.

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Investors Should Retain this Supplement for Future Reference

March 7, 2023